Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade and Other Payables

	December 31 2018 $	December 31 2017 $

Trade accounts payable	222.6	367.1
Employee and payroll liabilities	263.3	248.8
Accrued liabilities	87.2	88.7

Trade and other payables	573.1	704.6